Average Annual Total Returns - First Trust Emerging Markets AlphaDEX Fund	First Trust Emerging Markets AlphaDEX Fund 1 Year	First Trust Emerging Markets AlphaDEX Fund 5 Years	First Trust Emerging Markets AlphaDEX Fund Since Inception	First Trust Emerging Markets AlphaDEX Fund Inception Date	First Trust Emerging Markets AlphaDEX Fund After tax on distributions 1 Year	First Trust Emerging Markets AlphaDEX Fund After tax on distributions 5 Years	First Trust Emerging Markets AlphaDEX Fund After tax on distributions Since Inception	First Trust Emerging Markets AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Emerging Markets AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Emerging Markets AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(0.92%)	10.14%	1.34%	Apr. 18, 2011	(2.17%)	8.80%	0.20%	(0.66%)	7.37%	0.47%	0.29%	[1]	11.43%	[1]	[1]	10.23%	[1]	11.83%	[1]	[1]	18.31%	12.81%	3.59%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.